Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Intermediate Duration Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Class A | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class A | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Intermediate Duration Municipal Bond Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Class C | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class C | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Intermediate Duration Municipal Bond Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Intermediate Duration Municipal Bond Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Intermediate Duration Municipal Bond Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Intermediate Duration Municipal Bond Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Intermediate Duration Municipal Bond Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Intermediate Duration Municipal Bond Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Intermediate Duration Municipal Bond Fund - Class S | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class S | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Intermediate Duration Municipal Bond Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%